UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23269

 NAME OF REGISTRANT:                     Highland Global Allocation
                                         Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


2019 Form N-PX for Highland Global Allocation Fund (CIK 0001622148) was mistakenly filed under Highland
Global Allocation Fund II (CIK 0001710682).  An Amendment is being filed to submit the correct filing for Highland Global Allocation Fund II (CIK 0001710682).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Global Allocation Fund II
By (Signature)       /s/ Lauren Thedford
Name                 Lauren Thedford
Title                Secretary
Date                 08/27/2019